Subsequent events (Details) $ / shares in Units, $ in Millions		1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 18, 2023 USD ($)	Feb. 29, 2024 director $ / shares shares	Jan. 31, 2024 USD ($) vessel	Mar. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2023 vessel $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 27, 2024 $ / shares
Subsequent Event [Line Items]
Number of vessels delivered							6
Number of vessels owned							6
Number of vessels under construction							6
Share options granted (in shares) | shares				120,000	500,000	500,000	0	120,000
Employee Stock Option
Subsequent Event [Line Items]
Term (in years)							5 years
Cliff vesting period (in years)							3 years
Exercise price (in USD per share) | $ / shares							$ 8.0
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Subsequent Event [Line Items]
Facility, amount available to drawdown | $	$ 10.0							$ 15.0
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable rate (as a percent)	8.00%
Subsequent event
Subsequent Event [Line Items]
Number of vessels delivered			3
Number of vessels owned			9
Number of vessels under construction			3
Dividends payable, amount per share | $ / shares		$ 0.01							$ 0.03
Subsequent event | Additional paid-in capital
Subsequent Event [Line Items]
Increase (decrease) in equity through transfer | $			$ (97.9)
Subsequent event | Contributed surplus
Subsequent Event [Line Items]
Increase (decrease) in equity through transfer | $			$ 97.9
Subsequent event | Employee Stock Option
Subsequent Event [Line Items]
Share options granted (in shares) | shares		115,000
Number of director received grant share options | director		1
Term (in years)		5 years
Cliff vesting period (in years)		3 years
Exercise price (in USD per share) | $ / shares		$ 8.00